OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Related Party Receivable and Payable [Abstract]
Interest charges			$ 39,429,100	$ 2,038,700
Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Proceeds from related party		$ 95,500
Repayment from related party	$ 95,500
Related Party [Member] | Consulting Services Agreement [Member] | Trishul, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party			131,700	50,000
Related party payables			0	20,000
Related Party [Member] | Consulting Services Agreement [Member] | Hudson Digital, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party			240,000	240,000
Related party payables			0	0
Related Party [Member] | Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Other income			0	$ 0	$ 2,123,300
Other receivable					23,300
Related party sale cost					$ 0
Interest charges			$ 0